Other Operating Income (Tables)	12 Months Ended
Dec. 31, 2022
Net Trading And Other Income [Abstract]
Summary of Net Trading and Other Income

			Group
	2022	2021	2020
	£m	£m	£m
Net gains/(losses) on financial instruments designated at fair value through profit or loss	(74)	(68)	(26)
Net (losses)/gains on financial instruments mandatorily at fair value through profit or loss	84	50	64
Hedge ineffectiveness	28	8	19
Net profit on sale of financial assets at fair value through other comprehensive income	—	6	17
Income from operating lease assets	129	136	126
Other	43	135	(64)
	210	267	136